INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
The composition of intangible assets is as follows:

	December 31,
	2015	2016

Original amount:

Technology	$14,073	$14,073
Customer relationships	5,120	5,120
Other	490	490

	19,683	19,683

Accumulated amortization:

Technology	1,053	4,211
Customer relationships	2	1,137
Other	70	300

	1,125	5,648

Intangible assets, net	$18,558	$14,035

Schedule of Future Amortization Expense	The estimated future amortization expense of intangible assets as of December 31, 2016 is as follows:
2017	$4,355
2018	4,064
2019	3,083
2020	1,408
2021	326
Thereafter	799

$14,035